Income Tax - Summary between Net Income before Tax and Income Tax Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net income before tax	₸ 1,331,918	₸ 1,282,289	₸ 1,022,004
Tax at the statutory tax rate of 20%	(266,384)	(256,458)	(204,400)
Effect of different tax rates operating in other jurisdictions	3,428
Non-taxable income	34,038	36,797	38,038
Non-deductible expense	(7,600)	(5,794)	(6,872)
Additional tax from changes in tax legislation	(13,996)
Utilized tax losses and incentives	1,231
Effect of unrecognised deferred taxes and inflation adjustments	(17,229)
Adjustment recognized in the period for current tax of prior periods	2,301
Current income tax expense	(197,771)	(223,371)	(174,196)
Deferred income tax (expense)/benefit	(66,440)	(2,084)	962
Income tax expense	₸ (264,211)	₸ (225,455)	₸ (173,234)